LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2022
LEASE OBLIGATIONS [Abstract]
LEASE OBLIGATIONS
13.	LEASE OBLIGATIONS

The Company’s lease obligations at December 31, 2022 and December 31, 2021 and the changes for the years then ended are as follows:

$
Balance, December 31, 2020	212,903
Lease additions	619,678
Lease credit	(4,385)
Interest expense	22,666
Payments	(287,532)
Balance, December 31, 2021	563,330
Interest expense	40,792
Lease termination	(342,936)
Payments	(192,854)
Balance, December 31, 2022	68,332

The Company’s future minimum lease payments under the lease obligations as at December 31, 2022 and December 31, 2021 are as follows:

	December 31, 2022 $	December 31, 2021 $

Less than 1 year	62,208	166,878
1-5 years	10,368	467,025
5 + years	-	-
Total minimum lease payments	72,576	633,903
Less: Imputed Interest	(4,244)	(70,573)
Total lease obligations	68,332	563,330
Current portion of lease obligations	(58,012)	(158,409)
Non-current portion of lease obligations	10,320	404,921